Note 7 - Stockholders' Equity - Significant Assumption Used in Fair Value Calculation (Details)	12 Months Ended
Dec. 31, 2018
Weighted average risk-free interest rates	2.79%
Expected dividend yield	0.00%
Expected life of option (Year)	7 years
Expected volatility	71.34%